Other income, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Other income, net
Government grants		¥ 555	¥ 451	¥ 401
Amortization of restructuring reserve	$ (42)	(264)	(264)	(264)
Exchange differences		(1,679)	2,328	(563)
Others		2,104	1,485	1,362
Total	$ 663	4,160	6,086	2,058
Profit Share Payments
Other income, net
Fees		¥ 3,444	¥ 2,086	¥ 1,122